MONY KEYNOTE SERIES ACCOUNT

OF MONY LIFE INSURANCE COMPANY

Financial Statements as of and for the Year Ended December 31, 2021 and

Report of Independent Registered Public Accounting Firm

Subaccounts

Government Money Market

Inflation-Protected Securities

Intermediate Bond

Balanced II

Large Value Opportunities

Large Growth

Calvert

KEYNOTE SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2021

	Government Money Market		Inflation - Protected Securities		Intermediate Bond		Balanced II	Large Value Opportunities		Large Growth	Calvert

Assets:

Investment in mutual fund, at net asset value	$9,054		$3,242		$79,683		$398,508	$772,242		$1,334,462	$102,526

Receivable for investments sold	30		24		84		96	12		42	—

Receivable for fee reimbursements	10		—		—		—	—		—	—

Total assets	9,094		3,266		79,767		398,604	772,254		1,334,504	102,526

Liabilities:

Payable for units redeemed	30		24		84		96	12		42	—

Accrued mortality and expense risk fees	10		3		84		418	797		1,422	110

Total liabilities	40		27		168		514	809		1,464	110

Net assets attributable to annuity contractholders	$9,054		$3,239		$79,599		$398,090	$771,445		$1,333,040	$102,416

Accumulation units	424		103		1,555		3,573	5,887		4,642	1,389

Unit value	$21.34	*	$31.54	*	$51.18	*	$111.42	$131.03	*	$287.17	$73.72	*

Investment in mutual fund (Note 1):

Cost	$9,054		$2,931		$79,201		$317,070	$692,387		$1,069,640	$78,907

Number of shares	9,054		293		7,827		30,560	74,975		86,766	36,880

*	Actual unit value presented differs from calculated unit value due to rounding.

The notes to the financial statements are an integral part of this report.

KEYNOTE SERIES ACCOUNT

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021

	Government Money Market	Inflation - Protected Securities	Intermediate Bond	Balanced II	Large Value Opportunities	Large Growth	Calvert

Investment income:

Dividend income	$23	$138	$1,482	$7,171	$71,864	$22,455	$1,614

Expenses:

Mortality and expense risk fees	113	40	998	4,798	11,432	16,928	1,383

Expenses reimbursed	(92)	—	—	—	—	—	—

Net expenses	21	40	998	4,798	11,432	16,928	1,383

Net investment income	2	98	484	2,373	60,432	5,527	231

Net realized and unrealized gains (losses) on investments:

Realized gains on investments	—	9	45	7,676	41,078	31,460	5,233

Capital gain distributions received	—	—	1,276	28,240	47,965	242,381	2,744

Change in net unrealized appreciation (depreciation) on investments	—	3	(3,564)	17,299	73,744	(171,518)	6,088

Net realized and unrealized gains (losses) on investments	—	12	(2,243)	53,215	162,787	102,323	14,065

Net increase (decrease) in net assets resulting from operations	$2	$110	$(1,759)	$55,588	$223,219	$107,850	$14,296

The notes to the financial statements are an integral part of this report.

KEYNOTE SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2021

	Government Money Market	Inflation - Protected Securities	Intermediate Bond	Balanced II	Large Value Opportunities	Large Growth	Calvert

From operations:

Net investment income	$2	$98	$484	$2,373	$60,432	$5,527	$231

Net realized gains from investment	—	9	45	7,676	41,078	31,460	5,233

Capital gain distributions received	—	—	1,276	28,240	47,965	242,381	2,744

Change in net unrealized appreciation (depreciation) on investments	—	3	(3,564)	17,299	73,744	(171,518)	6,088

Net increase (decrease) in net assets resulting from operations	2	110	(1,759)	55,588	223,219	107,850	14,296

From unit transactions:

Units sold	—	—	504	167	213	1,582	63

Units redeemed	(30)	(54)	(505)	(27,300)	(351,866)	(51,546)	(18,747)

Net decrease in net assets resulting from unit transactions	(30)	(54)	(1)	(27,133)	(351,653)	(49,964)	(18,684)

Total increase (decrease) in net assets	(28)	56	(1,760)	28,455	(128,434)	57,886	(4,388)

Net assets:

Beginning of year	9,082	3,183	81,359	369,635	899,879	1,275,154	106,804

End of year	$9,054	$3,239	$79,599	$398,090	$771,445	$1,333,040	$102,416

Units outstanding beginning of year	426	104	1,555	3,835	8,740	4,823	1,647

Units sold	—	—	10	2	2	5	1

Units redeemed	(2)	(1)	(10)	(264)	(2,855)	(186)	(259)

Units outstanding end of year	424	103	1,555	3,573	5,887	4,642	1,389

The notes to the financial statements are an integral part of this report.

KEYNOTE SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2020

	Government Money Market	Inflation - Protected Securities	Intermediate Bond	Balanced II	Large Value Opportunities	Large Growth	Calvert

From operations:

Net investment income	$2	$3	$1,939	$582	$12,931	$72,051	$1,426

Net realized gains (losses) from investment	—	7	83	741	(62,071)	39,483	139

Capital gain distributions received	—	—	1,487	13,244	—	93,376	1,884

Change in net unrealized appreciation (depreciation) on investments	—	238	1,292	31,694	(15,956)	348,661	9,534

Net increase (decrease) in net assets resulting from operations	2	248	4,801	46,261	(65,096)	553,571	12,983

From unit transactions:

Units sold	—	—	776	835	1,107	3,219	241

Units redeemed	(30)	(54)	(413)	(1,679)	(383,584)	(108,133)	(55)

Net increase (decrease) in net assets resulting from unit transactions	(30)	(54)	363	(844)	(382,477)	(104,914)	186

Total increase (decrease) in net assets	(28)	194	5,164	45,417	(447,573)	448,657	13,169

Net assets:

Beginning of year	9,110	2,989	76,195	324,218	1,347,452	826,497	93,635

End of year	$9,082	$3,183	$81,359	$369,635	$899,879	$1,275,154	$106,804

Units outstanding beginning of year	427	106	1,548	3,845	12,811	5,355	1,644

Units sold	—	—	15	9	0	19	4

Units redeemed	(1)	(2)	(8)	(19)	(4,071)	(551)	(1)

Units outstanding end of year	426	104	1,555	3,835	8,740	4,823	1,647

The notes to the financial statements are an integral part of this report.

KEYNOTE SERIES ACCOUNT

FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the year:

		Income (Loss) from Investment Operations										Ratios to Average Net Assets
For the Year Ended	Unit Value, Beginning of Year	Net Investment Income (Loss) (a)			Net Realized and Unrealized Gains (Losses) on Investments	Total Income (Loss) from Investment Operations			Unit Value, End of Year	Net Assets, End of Year	Total Return*	Gross Expenses	Net Expenses, (Net of Reimbursements)	Net Investment Income (Loss) (Net of Reimbursements)	Portfolio Turnover

Government Money Market
12/31/2021	$21.34	$	—(b	)	$—	$	—(b	)	$21.34	$9,054	0.03%	1.24(c)(d)%	0.23%(d)(e)	0.02%	0	%(f)
12/31/2020	21.33		0.01		(0.00)		0.01		21.34	9,082	0.03	1.25(d)	0.44(d)(g)	0.02	0
12/31/2019	21.18		0.15		0.00		0.15		21.33	9,110	0.73	1.24(c)(d)	1.24(c)(d)	0.72	2
12/31/2018	21.09		0.07		0.02		0.09		21.18	9,074	0.39	1.25(d)	1.20(d)(h)	0.33	2
12/31/2017	21.09		—(b	)	— (b)		—(b	)	21.09	14,746	—	1.47(d)(i)	0.88(d)(j)(l)	— (k)	N/A

Inflation-Protected Securities
12/31/2021	30.49		0.94		0.11		1.05		31.54	3,239	3.47	1.25	1.25(d)	3.05	3
12/31/2020	28.14		0.03		2.32		2.35		30.49	3,183	8.33	1.25	1.25(d)	0.10	1
12/31/2019	26.31		0.05		1.78		1.83		28.14	2,989	6.93	1.24(c)	1.24(c)(d)	0.18	1
12/31/2018	26.98		0.65		(1.32)		(0.67)		26.31	11,850	(2.48)	1.25	1.25(d)	2.46	2
12/31/2017	26.62		—(b	)	0.36		0.36		26.98	12,207	1.35	1.41	1.40(d)(j)(l)	0.01	7

Intermediate Bond
12/31/2021	52.32		0.31		(1.45)		(1.14)		51.18	79,599	(2.16)	1.25	1.25(d)	0.61	2
12/31/2020	49.21		1.25		1.86		3.11		52.32	81,359	6.32	1.25	1.25(d)	2.45	2
12/31/2019	45.72		0.72		2.77		3.49		49.21	76,195	7.63	1.25	1.25(d)	1.51	3
12/31/2018	46.59		0.71		(1.58)		(0.87)		45.72	85,084	(1.88)	1.25	1.25(d)	1.57	5
12/31/2017	45.20		0.51		0.88		1.39		46.59	107,490	3.09	1.33	1.33(d)(j)	1.10	3

Balanced II
12/31/2021	96.38		0.64		14.40		15.04		111.42	398,090	15.61	1.25	1.25(d)	0.62	8
12/31/2020	84.32		0.15		11.91		12.06		96.38	369,635	14.30	1.25	1.25(d)	0.18	2
12/31/2019	70.02		0.63		13.67		14.30		84.32	324,218	20.44	1.25	1.25(d)	0.81	4
12/31/2018	73.47		0.40		(3.85)		(3.45)		70.02	344,234	(4.71)	1.25	1.25(d)	0.54	4
12/31/2017	65.07		0.23		8.17		8.40		73.47	412,805	12.90	1.65	1.62(d)(j)(l)	0.33	33

Large Value Opportunities
12/31/2021	102.96		7.81		20.26		28.07		131.03	771,445	27.27	1.25	1.25(d)	6.61	13
12/31/2020	105.18		1.07		(3.29)		(2.22)		102.96	899,879	(2.11)	1.25	1.25(d)	1.16	3
12/31/2019	86.33		1.09		17.76		18.85		105.18	1,347,452	21.84	1.25	1.25(d)	1.13	3
12/31/2018	95.57		4.08		(13.32)		(9.24)		86.33	1,304,295	(9.67)	1.25	1.25(d)	4.30	6
12/31/2017	83.69		0.37		11.51		11.88		95.57	1,509,059	14.20	1.41	1.41(d)(j)	0.42	9

Large Growth
12/31/2021	264.41		1.17		21.59		22.76		287.17	1,333,040	8.61	1.25	1.25(d)	0.41	5
12/31/2020	154.33		14.07		96.01		110.08		264.41	1,275,154	71.33	1.25	1.25(d)	7.09	12
12/31/2019	116.19		(0.80)		38.94		38.14		154.33	826,497	32.83	1.25	1.25(d)	(0.58)	17
12/31/2018	117.90		(0.81)		(0.90)		(1.71)		116.19	791,487	(1.46)	1.25	1.25(d)	(0.64)	8
12/31/2017	89.91		(0.54)		28.53		27.99		117.90	857,222	31.15	1.39	1.39(d)(j)	(0.51)	5

Calvert
12/31/2021	64.84		0.14		8.74		8.88		73.72	102,416	13.70	1.25(d)	1.25(d)	0.21	4
12/31/2020	56.95		0.87		7.02		7.89		64.84	106,804	13.85	1.25(d)	1.25(d)	1.50	1
12/31/2019	46.12		0.25		10.58		10.83		56.95	93,635	23.49	1.25(d)	1.25(d)	0.48	5
12/31/2018	47.99		0.89		(2.76)		(1.87)		46.12	97,911	(3.90)	1.25(d)	1.25(d)	1.84	7
12/31/2017	43.38		0.39		4.22		4.61		47.99	466,446	10.62	1.25(d)	1.25(d)	0.85	2

*	Actual return presented may differ from calculated return due to rounding of unit value for financial statement purposes.
(a)	Calculated based upon average units outstanding.
(b)	Amount rounds to less than 0.01 or (0.01).
(c)	0.01% difference to the contractual mortality and expense risk fee of 1.25% due to rounding.
(d)	Ratios exclude expenses incurred by the Underlying Fund or Calvert VP SRI Balanced Portfolio.
(e)	Expenses waived to sustain a positive yield had an impact of 1.01%.
(f)	Amount rounds to less than 1%.
(g)	Expenses waived to sustain a positive yield had an impact of 0.81%.
(h)	Expenses waived to sustain a positive yield had an impact of 0.05%.
(i)	Expenses waived to sustain a positive yield had an impact of 0.59%.
(j)	Includes expenses allocated from the Series Portfolios for the time period preceding each Series Portfolio’s reorganization effective date.
(k)	Amount rounds to less than 0.01% or (0.01)%.
(l)	Includes reimbursement of fees at the underlying Series Portfolio level.

The notes to the financial statements are an integral part of this report.

KEYNOTE SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Keynote Series Account (individually, a “Subaccount” and collectively, “Keynote”) is a separate investment account established on December 16, 1987, by MONY Life Insurance Company (“MONY”) under the laws of the State of New York. On October 1, 2013, Protective Life Insurance Company (“Protective Life”), a wholly owned subsidiary of Protective Life Corporation (“PLC”), acquired MONY. On June 3, 2014, PLC entered into an Agreement and Plan of Merger with the Dai-Ichi Life Insurance Company, Limited (“Dai-Ichi”) and DL Investment (Delaware), Inc. (“DLI”), providing for the merger of DLI with and into PLC (the “Merger’) and PLC surviving as a wholly-owned subsidiary of Dai-Ichi. Under the terms of the Merger transaction, MONY will continue in its present role as issuer of the contracts and all rights and benefits under the contracts and MONY’s obligations under the contracts will remain unchanged.

Keynote operates as a unit investment trust under the Investment Company Act of 1940, as amended. Keynote holds assets that are segregated from all of MONY’s other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by MONY to fund retirement plans maintained by certain not-for-profit and other organizations (“Group Plans”). MONY is the legal holder of the assets in Keynote.

There are currently seven Subaccounts within Keynote which are available to contractholders of Group Plans. Each Subaccount operates as a “fund of fund” and with the exception of the Calvert Subaccount, invests all of its investable assets in a corresponding series of Transamerica Funds (the “Underlying Funds” or the “Trust”). Prior to a reorganization, each Subaccount, with the exception of the Calvert Subaccount, operated as a feeder within a master/feeder structure and invested all of its investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”). The Calvert Subaccount invests in the Calvert VP SRI Balanced Portfolio (the “Calvert Portfolio”), a series of Calvert Variable Series, Inc. The shareholder reports of the Trust and the Calvert Portfolio, including the Schedules of Investments, should be read in conjunction with Keynote’s financial statements.

Subaccount	Underlying Fund

Government Money Market	Transamerica Government Money Market Fund, Class I3
Inflation Protected Securities	Transamerica Large Growth Fund, Class I3
Balanced II	Transamerica Balanced II Fund, Class I3
Intermediate Bond	Transamerica Intermediate Bond Fund, Class I3
Large Value Opportunities	Transamerica Large Value Opportunities Fund, Class I3
Large Growth	Transamerica Large Growth Fund, Class I3
Calvert	Calvert VP SRI Balanced Portfolio (“Calvert Portfolio’)

In 2017, the Series Portfolios’ Board of Trustees (the “Board”) and shareholders approved the reorganization of each series of the Series Portfolio (the “Target Portfolios”) into new and existing funds within the Trust (the ‘Destination Funds”). Each Subaccount, as a Target Portfolio shareholder, received newly issued Class I3 shares of the corresponding Destination Fund.

The following reorganizations occurred into existing Destination Funds:

Target Portfolio	Destination Fund	Effective Date

Transamerica Partners Government Money Market Portfolio	Transamerica Government Money Market	10/13/2017
Transamerica Partners Core Bond Portfolio	Transamerica Intermediate Bond	3/24/2017

KEYNOTE SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following reorganizations occurred into newly organized Destination Funds:

Target Portfolio	Destination Fund	Effective Date

Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Inflation-Protected Securities	4/21/2017
Transamerica Partners Large Growth Portfolio	Transamerica Large Growth	3/10/2017
Transamerica Partners Large Value Portfolio	Transamerica Large Value Opportunities	5/05/2017
Transamerica Partners Balanced Portfolio	Transamerica Balanced II	9/15/2017

From time to time, Keynote may have a concentration of several contractholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on Keynote.

In preparing the Subaccounts’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The Subaccounts apply investment company accounting and reporting guidance Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by Keynote.

Investments: The investments by the Subaccounts in the Underlying Funds or the Calvert Portfolio are valued at the net asset value per share determined as of the close of business of the New York Stock Exchange (“NYSE”) (typically, 4:00 P.M. Eastern time) on the valuation date. A description of the portfolio valuation policy for the Trust can be found in Note 3 of the Trust’s Notes to Financial Statements or for the Calvert Portfolio, in Note A of the Calvert Portfolio’s Notes to Financial Statements.

Investment Income and Expense: Dividend income is recorded on the ex-dividend date and realized gains and losses from the sale of investments are determined on the basis of identified cost.

In addition to an asset-based fee assessed to the Subaccounts, each Subaccount will indirectly bear the fees and expenses reflected in the corresponding Underlying Fund’s or Calvert Portfolio’s unit value.

Prior to the effective date of each reorganization, each Subaccount, except for the Calvert Subaccount, was allocated its share of income and expenses from its corresponding Series Portfolio. All of the investment income and expenses and realized and unrealized gains and losses from the securities transactions of the corresponding Series Portfolio were allocated pro-rata among the investors and were recorded by the Subaccounts on a daily basis.

Distributions to Contractholders: The net investment income, if any, and realized and unrealized gains and losses earned by each Subaccount are accumulated and reinvested in the Subaccount, rather than distributed or allocated to the contractholders.

Contributions and Withdrawals: The unit value of each Subaccount is determined as of the close of the NYSE each day the NYSE is open for business. Participants may contribute to or withdraw from the Subaccounts at the stated unit value on any business day.

KEYNOTE SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes: The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax upon the earnings or realized or unrealized capital gains attributable to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes. MONY identifies its major tax jurisdictions as U.S. Federal; the states of Florida, Illinois, Mississippi, Louisiana, Nebraska, New Hampshire, New York and Oregon; and the U.S. possessions of Puerto Rico and Guam.

Keynote recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, Keynote recognizes interest accrued related to unrecognized tax liabilities and related penalties as “tax expense” on the Statement of Operations.

Management has evaluated Keynote’s tax provisions taken for all open tax years 2018-2020 as 2021 has not yet been filed and has concluded that no provision for income tax is required in Keynote’s financial statements.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The values of the Subaccounts’ investments in the Trust and in the Calvert Portfolio are valued at the net asset value per share at the close of business of the NYSE, each day the NYSE is open for business. The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1 that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs, which may include management’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurement: Investment company securities are valued at the net asset value of the underlying portfolio. These mutual funds are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy. There are no Level 2 or Level 3 investments held as of December 31, 2021.

KEYNOTE SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 3. FEES AND RELATED PARTY TRANSACTIONS

All Subaccounts, except the Calvert Subaccount, purchase shares of a series of the Trust. The unit value of each series of the Trust reflects the investment management fee charged by Transamerica Asset Management, Inc. (“TAM”), the investment manager of the Trust, which provides investment advice and related services to the Trust. TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by AEGON USA. AEGON USA is wholly owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by AEGON International B.V., which is wholly owned by AEGON NV, a Netherlands corporation and a publicly traded international insurance group.

MONY reserves the right to deduct an annual contract charge from a participant’s account to reimburse MONY for administrative expenses relating to the maintenance of the group variable annuity contracts. MONY has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

Daily charges to the Subaccounts for mortality and expense risk fees assumed by MONY were computed at an annual rate of 1.25% of daily average net assets, which is the maximum allowed.

In order to avoid a negative yield in the Government Money Market Subaccount (“Money Market”), MONY may waive fees or reimburse expenses of Money Market. Any such waiver or expense reimbursement would be voluntary, could be discontinued at any time, and is subject to recapture by MONY during the calendar year in which it was waived. There were no amounts recaptured during the year ended December 31, 2021 and no amounts subject to recoupment in future years.

Waived expenses related to the maintenance of the yield are included in the Statement of Operations within the captions “Expenses reimbursed”. There is no guarantee that Money Market will be able to avoid a negative yield. The amount waived during the year ended December 31, 2021 was $92.

NOTE 4. PORTFOLIO INVESTMENTS AND TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

Government Money Market	$23	$53
Inflation-Protected Securities	138	94
Intermediate Bond	3,262	1,505
Balanced II	35,563	32,052
Large Value Opportunities	120,042	363,465
Large Growth	266,418	68,440
Calvert	4,421	20,131

NOTE 5. RISK FACTORS

Market risk: The market values of the Underlying Funds’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that

KEYNOTE SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5. RISK FACTORS (continued)

may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not an Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of an Underlying Fund’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The COVID-19 pandemic could continue to adversely affect the value and liquidity of an Underlying Fund’s investments, impair an Underlying Fund’s ability to satisfy redemption requests, and negatively impact an Underlying Fund’s performance.

Underlying funds risk: Because each Subaccount invests its assets in an Underlying Fund, its ability to achieve its investment objective depends largely on the performance on the Underlying Fund in which it invests. Investing in Underlying Funds subjects the Subaccounts to the risks of investing in the underlying securities or assets held by those Underlying Funds. Each Underlying Fund has its own investment risks, and those risks can affect the value of the Underlying Fund’s shares, and therefore the value of a Subaccount’s investment. There can be no assurance that the investment objective of any Underlying Fund will be achieved. In addition, a Subaccount will bear a pro rata portion of the operating expenses of the Underlying Fund in which it invests.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through February 28, 2022, which is the date that these financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment to or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of MONY Life Insurance Company and the Contractholders of Keynote Series Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Keynote Series Account (“Keynote”) (comprising Government Money Market, Inflation-Protected Securities, Intermediate Bond, Balanced II, Large Value Opportunities, Large Growth and Calvert (collectively referred to as the “Subaccounts”)) as of December 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising Keynote at December 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of Keynote’s management. Our responsibility is to express an opinion on each of the Subaccount’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Keynote in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Keynote is not required to have, nor were we engaged to perform, an audit of Keynote’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of Keynote’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as Keynote’s auditor since 2010.

Boston, Massachusetts

February 28, 2022